UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Quattro Global Capital, LLC
Address:546 Fifth Avenue
	19th Floor
	New York, NY 10036
13F File Number:	28-11428
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	        STEPHEN ELLWOOD
Title:    	Chief Compliance Officer
Phone:    	212-201-8787
Signature, 	Place,	and Date of Signing:
Stephen Ellwood	New York, NY	May 10, 2010
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	39
Form 13F Information Table Value Total:   	$118,668 (in 1000s)

FORM 13F INFORMATION TABLE
                                                                                                    VOTING
                                                               VALUE    SHARES/    SH/  PUT/INVSTMT   AUTH.
         NAME OF ISSUER         TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT    PRN  CALLDSCRETN    SOLE

ACERLORMITTAL SA LUXEMBOURG     NOTE 5.000% 5/1   03938L AK 0     2277     2000000 PRN        SOLE   2000000
ADVANCED MICRO DEVICES INC      NOTE 6.000% 5/0   007903 AL 1     3813     4250000 PRN        SOLE   4250000
AMGEN INC                       NOTE 0.125% 2/0   031162 AN 0     2973     3000000 PRN        SOLE   3000000
AMYLIN PHARMACEUTICALS INC      NOTE 3.000% 6/1   032346 AF 5     1651     2000000 PRN        SOLE   2000000
BIOMARIN PHARMACEUTICAL INC     NOTE 1.875% 4/2   09061G AD 3     1911     1952000 PRN        SOLE   1952000
BRE PROPERTIES INC              NOTE 4.125% 8/1   05564E BH 8     2807     3000000 PRN        SOLE   3000000
CELL THERAPEUTICS INC           NOTE 4.000% 7/0   150934 AF 4      392     1000000 PRN        SOLE   1000000
CIENA CORP                      NOTE 0.875% 6/1   171779 AE 1      957     1500000 PRN        SOLE   1500000
CUBIST PHARMACEUTICALS INC      NOTE 2.250% 6/1   229678 AC 1     4178     4500000 PRN        SOLE   4500000
FIBERTOWER CORP                 COM NEW           31567R 20 9        0       60479  SH        SOLE     60479
FORD MTR CO CAP TR II           PFD TR CV6.5%     345395 20 6     1223       31014 PRN        SOLE     31014
GLOBALSTAR INC                  COM               378973 40 8      120      150000  SH        SOLE    150000
GLOBALSTAR INC                  NOTE 5.750% 4/0   378973 AA 9      935     2000000 PRN        SOLE   2000000
HOLOGIC INC                     FRNT 2.000%12/1   436440 AA 9     1806     2000000 PRN        SOLE   2000000
HUMAN GENOME SCIENCES INC       CALL              444903 90 8        6      10000   SH  CALL  SOLE    10000
HUMAN GENOME SCIENCES INC       NOTE 2.250%10/1   444903 AK 4     6688     4150000 PRN        SOLE   4150000
HUTCHINSON TECHNOLOGY INC       NOTE 3.250% 1/1   448407 AF 3     1813     2250000 PRN        SOLE   2250000
INFORMATICA CORP                NOTE 3.000% 3/1   45666Q AB 8     2720     2000000 PRN        SOLE   2000000
INGERSOLL-RAND GLOBAL HLDG C    NOTE 4.500% 4/1   45687A AD 4     7546     3864000 PRN        SOLE   3864000
JAZZ TECHNOLOGIES INC           NOTE 8.000%12/3   47214E AA 0      493      645000 PRN        SOLE    645000
L-3 COMMUNICATIONS CORP         DEBT 3.000% 8/0   502413 AW 7     7379     7200000 PRN        SOLE   7200000
LAWSON SOFTWARE INC NEW         NOTE 2.500% 4/1   52078P AA 0      436      500000 PRN        SOLE    500000
LEAP WIRELESS INTL INC          NOTE 4.500% 7/1   521863 AL 4     2750     3500000 PRN        SOLE   3500000
LEVEL 3 COMMUNICATIONS INC      COM               52729N 10 0      229      145012  SH        SOLE    145012
LIVE NATION ENTERTAINMENT IN    NOTE 2.875% 7/1   538034 AB 5     1745     2000000 PRN        SOLE   2000000
MEDTRONIC INC                   NOTE 1.500% 4/1   585055 AL 0    13494    13200000 PRN        SOLE  13200000
MICRON TECHNOLOGY INC           NOTE 1.875% 6/0   595112 AH 6     4335     4896000 PRN        SOLE   4896000
NABORS INDS INC                 NOTE 0.940% 5/1   629568 AP 1     2638     2913000 PRN        SOLE   2913000
NEKTAR THERAPEUTICS             NOTE 3.250% 9/2   640268 AH 1     1894     2000000 PRN        SOLE   2000000
PIONEER NAT RES CO              NOTE 2.875% 1/1   723787 AH 0     4668     5000000 PRN        SOLE   5000000
PROLOGIS                        NOTE 2.625% 5/1   743410 AS 1     3158     4000000 PRN        SOLE   4000000
QUANTUM CORP                    COM DSSG          747906 20 4       94       70000  SH        SOLE     70000
RAMBUS INC DEL                  NOTE 5.000% 6/1   750917 AC 0     2948     2000000 PRN        SOLE   2000000
SANDISK CORP                    NOTE 1.000% 5/1   80004C AC 5     3183     4000000 PRN        SOLE   4000000
SOLUTIA INC                     COM NEW           834376 50 1        0      225250  SH        SOLE    225250
STERLITE INDS INDIA LTD         NOTE 4.000%10/3   859737 AB 4     1973     2000000 PRN        SOLE   2000000
TRANSOCEAN INC                  NOTE 1.500%12/1   893830 AV 1    15649    15000000 PRN        SOLE  15000000
UNITED STATES STL CORP NEW      NOTE 4.000% 5/1   912909 AE 8     7685     5000000 PRN        SOLE   5000000
WESTWAY GROUP INC               *W EXP 99/99/999  96169B 11 8      100      200000 WRT        SOLE    200000

